REVERSE RECAPITALIZATION	9 Months Ended
Sep. 30, 2017
Recapitalization [Abstract]
Reverse Recapitalization Disclosure [Text Block]
NOTE 1—REVERSE RECAPITALIZATION

Business Combination and Delaware Domestication. Rimini Street, Inc. (“RSI” or the “Company”) was incorporated in the state of Nevada in September 2005. RSI provides enterprise software support services. On May 16, 2017, RSI entered into an Agreement and Plan of Merger (the “Merger Agreement”) with GP Investments Acquisition Corp. (“GPIA”), a publicly-held special purpose acquisition company (“SPAC”) incorporated in the Cayman Islands and formed for the purpose of effecting a business combination with one or more businesses. Substantially all of GPIA’s assets consisted of cash and cash equivalents.

In October 2017 the Merger Agreement was approved by the respective shareholders of RSI and GPIA, and closing occurred on October 10, 2017, resulting in (i) the merger of a wholly-owned subsidiary of GPIA with and into RSI, with RSI as the surviving corporation, after which (ii) RSI merged with and into GPIA, with GPIA as the surviving corporation. Prior to consummation of the mergers, GPIA domesticated as a Delaware corporation (the “Delaware Domestication”). The Delaware Certificate of Incorporation authorizes the issuance of up to 1 billion shares of $0.0001 par value common stock (referred to as “Company Shares”), and up to 100 million shares of $0.0001 par value preferred stock that may be issued in one or more series as determined by the Board of Directors. Immediately after consummation of the second merger, GPIA was renamed “Rimini Street, Inc.” (referred to as “RMNI”).

Accounting Treatment as a Reverse Recapitalization. After completion of the Delaware Domestication and upon consummation of the mergers, the former GPIA shareholders owned approximately 9.7 million Company Shares. Upon consummation of the mergers, RSI appointed seven of the nine members of the Board of Directors of RMNI, and the shareholders of RSI obtained an 84% controlling interest in the outstanding Company Shares of RMNI. Due to the change of control and the composition of GPIA’s assets, the business combination will be accounted for as a reverse recapitalization whereby RSI is considered to be the predecessor and the acquirer for accounting and financial reporting purposes, and GPIA is the legal acquirer. In accounting for the reverse recapitalization, the net cash proceeds received by RSI as a result of the merger with GPIA will be treated as a capital infusion on the closing date, and the historical capitalization of RSI will be adjusted in the period following the reverse recapitalization. The exchange ratio for the business combination resulted in the issuance of approximately 0.2394 Company Shares for each outstanding share of RSI capital stock (the “Exchange Ratio”) on October 10, 2017.

Post-Merger Capitalization. The table below summarizes the number of Company Shares issued after consummation of the mergers consisting of (i) the number of shares of RSI capital stock outstanding immediately before the mergers along with the impact of the Exchange Ratio, (ii) the impact of fractional share adjustments, and (iii) the number of Company Shares outstanding after the domestication and consummation of the mergers, as of the closing date on October 10, 2017:

RSI Capital Stock		Number of
Type	Series/ Class	Shares
Preferred	A	5,499,900	(1)
Preferred	B	38,545,560	(1)
Preferred	C	56,441,036	(1)
Common	A	529,329	(1)
Common	B	102,925,500	(1)

Total capital stock of RSI as of September 30, 2017	203,941,325

Effect of Exchange Ratio to convert RSI capital stock to Company Shares	48,826,158	(2)
Adjustment for fractional shares	(67)	(3)
Cashless exercise of Guarantee Warrant on closing date	42,556	(4)
Company Shares related to RSI issued at closing	48,868,647
Deemed issuance of shares to GPIA shareholders	9,712,149	(5)

Total Company Shares outstanding on October 10, 2017	58,580,796

(1)	Represents the number of shares of RSI capital stock issued and outstanding as of September 30, 2017.

(2)
In accounting for the reverse recapitalization, RSI capital stock outstanding as of September 30, 2017 was converted to Company Shares based on the Exchange Ratio that resulted in the issuance of approximately 0.2394 Company Shares for each outstanding share of RSI capital stock.

(3)	The total number of Company Shares issued to the former holders of RSI capital stock was net of fractional shares resulting from rounding down in the application of the Exchange Ratio.

(4)
Adams Street Partners and its affiliates agreed to exercise on a cashless basis their Guarantee Warrant for 344,828 shares of Rimini Street’s Class A common stock at an exercise price of $1.16 per share immediately prior to consummation of the mergers. This cashless exercise resulted in the issuance of 177,751 shares of RSI’s Class A common stock which converted to 42,556 Company Shares upon consummation of the mergers.

(5)
Represents the number of Company Shares held by former GPIA shareholders after the Delaware Domestication but immediately prior to consummation of the mergers on October 10, 2017. Includes 497,018 Company Shares held by Adams Street Partners and its affiliates, and closing date issuances of 3,600,000 Company Shares to GPIC Ltd, a Bermuda company (the “Sponsor”) and 388,437 Company Shares to financial advisors, as discussed in Note 11.

The capitalization of RMNI was also adjusted based on the Exchange Ratio for the conversion of outstanding options and warrants discussed in Note 6 for the purchase of shares of common stock of RSI into newly issued options and warrants for Company Shares, and for outstanding warrants of GPIA that converted into newly issued warrants for Company Shares upon consummation of the Merger Agreement, as shown below.

	Weighted Average Exercise Price	Number of Shares

Former RSI stock options	$2.76	13,259,442
Former RSI Origination Agent warrants	5.64	3,440,424
GPIA public warrants	11.50	8,625,000
GPIA private placement warrants	11.50	6,062,500

Total		31,387,366